Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing of Financial Assets
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds Obtained During the Year Ended December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Debt securities available for sale:
Mortgage-backed securities - FNMA	$-	$11,865	$-	$11,865
Total debt securities available-for-sale	$-	$11,865	$-	$11,865
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$412,500	$-	$412,500
Mortgage-backed securities - FNMA	-	82,320	-	82,320
Total trading account debt securities	$-	$494,820	$-	$494,820
Mortgage servicing rights	$-	$-	$9,337	$9,337
Total	$-	$506,685	$9,337	$516,022

	Proceeds Obtained During the Year Ended December 31, 2017
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Debt securities available for sale:
Mortgage-backed securities - FNMA	$-	$16,049	$-	$16,049
Total debt securities available-for-sale	$-	$16,049	-	$16,049
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$376,186	$-	$376,186
Mortgage-backed securities - FNMA	-	69,798	-	69,798
Total trading account debt securities	$-	$445,984	$-	$445,984
Mortgage servicing rights	$-	$-	$6,898	$6,898
Total	$-	$462,033	$6,898	$468,931

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	December 31, 2018	December 31, 2017
Fair value at beginning of period	$168,031	$196,889
Additions	10,223	7,661
Changes due to payments on loans[1]	(13,459)	(15,308)
Reduction due to loan repurchases	(3,721)	(2,225)
Changes in fair value due to changes in valuation model inputs or assumptions	8,703	(18,986)
Fair value at end of period	$169,777	$168,031
[1] Represents changes due to collection / realization of expected cash flows over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2018	December 31, 2017
Prepayment speed	5.0%	4.5%
Weighted average life (in years)	10.8	10.8
Discount rate (annual rate)	11.0%	11.0%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2018	2017	2018	2017
Fair value of servicing rights	$69,400	$73,951	$100,377	$94,080
Weighted average life (in years)	7.1	7.3	6.6	6.5
Weighted average prepayment speed (annual rate)	5.1%	5.1%	5.5%	5.7%
Impact on fair value of 10% adverse change	$(1,430)	$(1,503)	$(2,200)	$(2,070)
Impact on fair value of 20% adverse change	$(2,817)	$(2,976)	$(4,328)	$(3,999)
Weighted average discount rate (annual rate)	11.5%	11.5%	11.0%	11.0%
Impact on fair value of 10% adverse change	$(3,125)	$(3,091)	$(4,354)	$(3,785)
Impact on fair value of 20% adverse change	$(6,019)	$(5,971)	$(8,394)	$(7,235)

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2018
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$12,043,019	$290,759	$85,715
Construction	779,449	13,848	4,452
Legacy	25,949	3,072	(2,032)
Lease financing	934,773	5,140	6,030
Mortgage	8,620,667	1,315,384	66,209
Consumer	5,489,441	117,775	122,170
Less:
Loans securitized / sold	1,333,987	129,443	394
Loans held-for-sale	51,422	-	-
Loans held-in-portfolio	$26,507,889	$1,616,535	$282,150

2017
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$11,488,861	$305,281	$56,552
Construction	880,029	170	(2,630)
Legacy	32,980	3,456	(1,730)
Lease financing	809,990	4,464	6,770
Mortgage	8,891,107	2,193,772	76,235
Consumer	3,810,527	101,666	105,655
Covered loans	517,274	65,606	2,848
Less:
Loans securitized / sold	1,488,305	497,304	1,051
Loans held-for-sale	132,395	872	-
Loans held-in-portfolio	$24,810,068	$2,176,239	$242,649